[AXA EQUITABLE LOGO]

William J. Evers

Vice President & Counsel

Tel: 212-314-5027

Fax: 212-314-3953

January 25, 2012

VIA EDGAR

Alison White, Esquire

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account A of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 7 to Registration Statement on Form N-4

File Nos.: 333-153809 and 811-01705

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 7 and Amendment No. 242 (the “Amendment”) to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-153809 and 811-01705). The Registrant is Separate Account A of AXA Equitable Life Insurance Company.

The Amendment relates to the addition of the Guaranteed Withdrawal Benefit for Life (“GWBL”) to the EQUI-VEST® (Series 201) deferred annuity contract. The GWBL is an optional benefit that will be available to both new and current contract owners.

The GWBL

The GWBL guarantees that a contract owner can take withdrawals from his or her GWBL account value up to the Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event. Withdrawals of the Guaranteed Annual Withdrawal Amount between the ages of 59 ½ and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from the GWBL account value only and continue during the contract owner’s lifetime even if the GWBL account value falls to zero (unless it is caused by a withdrawal that exceeds the Guaranteed Annual Withdrawal Amount). Withdrawals from the GWBL account value prior to the contract owner’s eligibility to receive Guaranteed Annual Withdrawal Amount may significantly reduce the value of the GWBL. Also, withdrawals from the GWBL account value that exceed the Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the GWBL.

Amounts allocated in connection with the GWBL are limited to the GWBL variable investment options. Generally, contract owners cannot make transfers out of the GWBL variable investment options and into the Non-GWBL investment options. However, a contract owner can exercise a one-time right to cancel the GWBL and transfer all value in the GWBL account value to the Non-GWBL account value. If this right is exercised, the contract owner is foreclosed from the GWBL feature.

There is an additional charge for the GWBL that is deducted annually from the GWBL account value on each contract date anniversary that the rider is inforce.

The GWBL in other EQUI-VEST® contracts offered by AXA Equitable

Subsequent to this Amendment filing, we plan on making a similar amendment to add the GWBL to two other EQUI-VEST® deferred annuity contracts in another registration statement registered on Form N-4 (File Nos. 333-130988 and 811-01705). In most respects, the GWBL will work exactly the same in those contracts and the disclosure will be nearly identical.

* * * * *

We anticipate making the GWBL available to all EQUI-VEST® (Series 201) contract owners on or about June 25, 2012. Existing contract owners will be apprised of the GWBL in their May 1, 2012 prospectuses. To that end, we would appreciate your comments on the Amendment by Friday, March 16, 2012, or as soon as practicable thereafter. We will then file another Post-Effective Amendment that will address any Staff comments to the new disclosure in the EQUI-VEST® (Series 201) prospectus. Also, we will provide all of the following:

(1)	financial statements of AXA Equitable and Separate Account A;

(2)	updated portfolio information (including lowest and highest portfolio expense ratios);

(3)	new expense examples;

(4)	updated tax information;

(5)	updated unit value tables; and

(6)	any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ William J. Evers
William J. Evers

cc:	Christopher E. Palmer, Esq.

Goodwin Procter LLP